Stock Option Compensation - Summary of Stock Based Compensation Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 345,435	$ 38,417
Research & Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	64,020	14,431
Sales & Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	8,335
General & Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 273,080	$ 23,986